UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2015

MFS® MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 136.8%
Alabama - 2.1%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$100,000	$110,223
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	600,000	607,194
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	865,000	935,714
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/28	410,000	412,973
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/43	440,000	440,867
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, 0%, 10/01/25	15,000	9,714
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	170,000	104,907
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	245,000	122,850
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	350,000	121,027
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	660,000	213,820
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	55,000	55,355
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	120,000	125,051
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	160,000	171,040
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	165,000	179,900
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	185,000	205,132
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	275,000	305,429
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 3/01/36	1,135,000	1,147,984
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	290,000	314,847
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	565,000	632,647

		$6,216,674
Alaska - 0.3%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/41	$705,000	$810,503

Arizona - 2.3%
Arizona Transportation Board Highway Rev., “A”, 5%, 7/01/36	$1,290,000	$1,445,213
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/35	240,000	242,232
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/45	380,000	375,911
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	345,000	361,484
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/34	850,000	868,989
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/44	530,000	531,489
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/35	310,000	301,230
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/45	340,000	321,358
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	270,000	299,246
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	430,000	480,465
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/34	675,000	661,568
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/41	625,000	620,713
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	225,000	243,257
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	170,000	183,483

		$6,936,638
Arkansas - 0.5%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$60,000	$64,950
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	85,000	92,293
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/39	920,000	994,005
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	230,000	247,570

		$1,398,818
California - 12.8%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$125,000	$145,269
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	525,000	302,290
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/35	1,990,000	2,263,426
California Educational Facilities Authority Rev., 5%, 2/01/26	460,000	475,382

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	$240,000	$266,153
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	650,000	742,957
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	1,295,000	1,529,615
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	365,000	367,836
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,615,000	1,660,624
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	1,000,000	1,003,230
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.8%, 8/01/36	95,000	95,410
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	210,000	285,726
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	465,000	609,648
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	65,000	69,462
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	250,000	259,105
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	530,000	605,658
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 1/01/22	695,000	720,180
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	845,000	884,149
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	530,000	546,038
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,985,000	2,268,021
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	70,000	73,343
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	180,000	183,947
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/44	190,000	194,442
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/49	100,000	102,851
California State University Rev., “A”, 5%, 11/01/37	1,950,000	2,198,294
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	12,624	0
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	325,000	351,494
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/23	175,000	184,741
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	370,000	382,665
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	380,000	385,122
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	145,000	146,847
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	105,000	108,269
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	350,000	350,945
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/45	765,000	818,925
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/29	1,090,000	1,089,586
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	470,000	540,453
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	585,000	497,373
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/30	160,000	180,874
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	375,000	408,833
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	300,000	325,986
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	90,000	94,833
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	505,000	589,567
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	505,000	590,295
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	115,000	126,474
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	70,000	77,650
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	60,000	60,530
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	155,000	156,068
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	180,000	202,378
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/40	1,280,000	1,482,931
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	145,000	77,732
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,735,000	1,898,350
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	565,000	662,694
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/43	1,275,000	264,027

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	$50,000	$54,260
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	1,215,000	1,359,974
State of California, 5.25%, 10/01/28	660,000	768,431
State of California, 5.25%, 9/01/30	1,560,000	1,805,435
State of California, 5.25%, 4/01/35	1,285,000	1,470,991
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	1,750,000	2,021,443
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	195,000	195,450
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	810,000	875,999

		$38,460,681
Colorado - 5.7%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/22	$500,000	$500,570
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	75,000	79,654
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	70,000	76,824
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	70,000	76,767
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	130,000	144,749
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/43	400,000	470,444
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	375,000	376,399
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	375,000	380,550
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/33	650,000	679,569
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	275,000	291,195
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	170,000	187,570
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	1,180,000	1,333,459
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	590,000	665,573
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	3,735,000	3,864,679
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	1,835,000	1,914,437
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	175,000	187,037
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/27	4,115,000	2,296,417
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/18	125,000	136,324
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/43	1,310,000	1,481,335
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	1,572,000	1,579,467
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/31 (d)(q)	500,000	110,045
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/33	101,000	104,046
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	111,000	114,834

		$17,051,944
Connecticut - 0.2%
Mohegan Tribal Finance Authority Economic Development Bonds, 7%, 2/01/45	$780,000	$706,142

Delaware - 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/42	$180,000	$187,151

District of Columbia - 0.2%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	$200,000	$230,126
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	80,000	92,822
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	165,000	164,619
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	155,000	154,981

		$642,548
Florida - 9.1%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$165,000	$179,944
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	410,000	450,229
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	270,000	298,674
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/36	430,000	430,034

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 0%, 5/01/36	$100,000	$107,326
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/30	440,000	361,121
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	210,000	210,139
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	145,000	149,460
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	70,000	72,297
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	105,000	109,370
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	1,055,000	1,161,650
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	595,000	601,926
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/35	200,000	198,806
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/45	375,000	373,129
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	600,000	659,982
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	935,000	1,101,982
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/35	245,000	264,745
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/46	335,000	359,150
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	615,000	695,454
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	245,000	276,823
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	1,285,000	1,477,981
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	295,000	299,449
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	615,000	623,364
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/40	380,000	393,665
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/41	875,000	1,016,505
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	540,000	566,028
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/37	660,000	647,909
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	310,000	339,376
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	270,000	295,364
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	380,000	414,766
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/38	355,000	345,458
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	525,000	528,995
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/32	195,000	196,934
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	540,000	560,174
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40 (Prerefunded 10/01/21)	1,580,000	2,075,283
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	200,000	211,292
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	115,000	120,328
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	100,000	104,633
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/16 (d)(q)	445,000	244,768
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/38	880,000	882,402
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	275,000	315,519
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	515,000	515,469
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/46	115,000	115,423
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	265,000	306,062
Paseo Community Development District, FL, “B”, 4.875%, 5/01/10 (a)(d)	210,000	2
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/36	350,000	154,060
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/36	40,000	40,500
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/37	640,000	652,973
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/45	105,000	107,125
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	515,000	541,548
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	255,000	288,946
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	385,000	437,730
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	1,565,000	1,737,745
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 11/01/10 (d)	165,000	99,005
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	35,000	39,286
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	35,000	38,583
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	70,000	76,573

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	$215,000	$235,001
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/40	295,000	310,673
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/44	230,000	241,282
Tampa, FL (University of Tampa Project), 5%, 4/01/40	150,000	162,170
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	615,000	596,384
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/35	335,000	327,476
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	455,000	459,468
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/39 (a)(d)	210,000	115,532
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	65,000	64,704

		$27,386,154
Georgia - 4.9%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$185,000	$202,497
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	185,000	201,663
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	815,000	817,926
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	470,000	471,922
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	710,000	852,511
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	555,000	683,904
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	85,000	91,633
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/33	150,000	161,069
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/38	160,000	169,923
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	1,150,000	1,246,140
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/28	1,100,000	1,283,128
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/29	270,000	314,507
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/30	910,000	1,060,996
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	40,000	46,533
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/41	1,965,000	2,246,290
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	1,775,000	2,027,938
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/26	285,000	335,114
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/27	1,000,000	1,016,530
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	215,000	216,879
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	515,000	539,900
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	640,000	655,168

		$14,642,171
Guam - 0.5%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$620,000	$679,545
Guam Government, “A”, 7%, 11/15/39	170,000	199,492
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	45,000	46,868
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	80,000	85,786
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	80,000	91,392
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	235,000	270,480

		$1,373,563
Hawaii - 0.6%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$105,000	$131,984
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	275,000	345,692
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	750,000	854,933
State of Hawaii, “DZ”, 5%, 12/01/31	335,000	385,783

		$1,718,392

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	$405,000	$405,911
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	285,000	285,581

		$691,492
Illinois - 9.2%
Chicago, IL, “A”, AGM, 5%, 1/01/22	$90,000	$90,344
Chicago, IL, “A”, AGM, 5%, 1/01/22	880,000	896,306
Chicago, IL, “A”, AGM, 5%, 1/01/23	565,000	575,469
Chicago, IL, “A”, AGM, 5%, 1/01/25	80,000	81,472
Chicago, IL, “A”, AGM, 5%, 1/01/27	40,000	40,484
Chicago, IL, “A”, AGM, 4.75%, 1/01/30	105,000	105,155
Chicago, IL, “A”, AGM, 5%, 1/01/34	375,000	375,128
Chicago, IL, “A”, AGM, 5%, 1/01/37	640,000	644,410
Chicago, IL, “B”, AGM, 5%, 1/01/17	330,000	331,261
Chicago, IL, “B”, AGM, 5%, 1/01/23	95,000	95,363
Chicago, IL, Board of Education, AGM, 5%, 12/01/35	740,000	742,694
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 12/01/30	1,260,000	1,401,775
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	135,000	151,906
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	70,000	78,766
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	270,000	301,447
Chicago, IL, O’Hare International Airport Rev., General Airport Sr. Lien, “A”, 5%, 1/01/22	2,880,000	3,256,934
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	275,000	296,601
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	550,000	590,645
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	105,000	112,334
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	305,000	306,156
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/27 (Prerefunded 5/15/20)	300,000	364,722
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/27	550,000	588,357
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	500,000	534,505
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	390,000	393,767
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	800,000	823,400
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	485,000	490,708
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/25	1,270,000	1,270,419
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/27	55,000	58,813
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	475,000	497,928
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/38	520,000	524,472
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	945,000	1,144,584
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	360,000	421,751
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	905,000	974,821
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	940,000	1,152,731
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/35	800,000	866,288
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	220,000	222,081
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	360,000	361,678
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 5/15/28 (a)(d)	343,000	3
Illinois Finance Authority Rev. (The Clare Water Tower), Capital Appreciation, “B”, 0%, 5/15/50 (a)(d)	147,000	1
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	415,000	473,229
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	1,215,000	1,390,543
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	880,000	1,016,462
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	2,645,000	3,112,927
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	235,000	252,115
State of Illinois, NATL, 5%, 1/01/19	205,000	207,948

		$27,618,903
Indiana - 4.0%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/18	$440,000	$491,880
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	535,000	594,267

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	$370,000	$403,744
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	560,000	597,464
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/32	740,000	750,834
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/39	185,000	190,852
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	70,000	74,663
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	180,000	186,937
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	300,000	318,816
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	820,000	857,581
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	240,000	250,018
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/48	790,000	818,535
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	300,000	315,549
Indiana Health & Educational Facilities Finance Authority Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	1,000,000	1,025,770
Indiana Health & Educational Facility Authority Hospital Rev. (Community Foundation), 5.5%, 3/01/37 (Prerefunded 3/01/17)	960,000	1,033,555
Indiana Health & Educational Facility Authority Hospital Rev. (Community Foundation), 5.5%, 3/01/37	900,000	942,498
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 1/01/39 (Put Date 1/01/27)	435,000	435,544
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	170,000	176,525
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	615,000	740,681
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	1,475,000	1,786,181

		$11,991,894
Iowa - 1.3%
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	$800,000	$816,392
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/19	360,000	376,812
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	65,000	68,027
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/25	235,000	253,671
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/26	235,000	253,737
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/27	25,000	26,843
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/28	475,000	509,837
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	1,635,000	1,535,347

		$3,840,666
Kansas - 1.0%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/38	$400,000	$416,696
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/42	200,000	206,512
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/27	315,000	320,941
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/29	345,000	385,227
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/28	592,000	594,516
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37	40,000	40,698
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 12/01/37	120,000	121,832
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	465,000	504,074
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	85,000	85,012
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	360,000	396,104

		$3,071,612
Kentucky - 1.1%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/35	$570,000	$647,759
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	330,000	337,504
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	200,000	205,784
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/41	250,000	281,688
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/46	200,000	226,216
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	1,095,000	1,247,906
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	400,000	452,940

		$3,399,797

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Louisiana - 3.4%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$595,000	$681,055
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	375,000	426,041
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/35	170,000	169,587
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	650,000	647,296
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	1,000,000	1,100,930
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	610,000	713,914
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/45	830,000	825,468
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 6/01/36	460,000	487,508
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 6/01/36	365,000	383,206
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/36	1,100,000	1,139,193
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	1,115,000	1,189,047
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	435,000	471,684
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	185,000	197,743
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	455,000	511,807
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	1,165,000	1,264,806

		$10,209,285
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$705,000	$729,421

Maryland - 0.6%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$265,000	$280,738
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	715,000	766,723
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	195,000	211,253
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	475,000	526,813

		$1,785,527
Massachusetts - 6.5%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$460,000	$526,774
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	1,270,000	1,315,339
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/35	620,000	620,353
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	239,410	230,401
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	59,939	57,201
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	15,996	13,622
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	79,566	467
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	175,000	188,083
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	275,000	296,876
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	110,000	127,318
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	915,000	935,670
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	165,000	193,397
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/30	280,000	281,072
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	190,000	189,525
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	485,000	511,049
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 7/01/38	10,000,000	10,831,200
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	220,000	222,875
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	315,000	319,117
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	1,370,000	1,584,926
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 7/01/39	885,000	991,138
Massachusetts Port Authority Rev., “A”, 5%, 7/01/37	65,000	71,403
Massachusetts Port Authority Special Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	65,000	70,744

		$19,578,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - 3.2%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/22	$1,845,000	$2,136,178
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	1,120,000	1,194,760
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	185,000	189,640
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	25,000	25,537
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	55,000	57,165
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	75,000	77,953
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/33	320,000	351,085
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	2,000,000	2,261,840
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/17	1,060,000	1,138,429
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39 (Prerefunded 9/01/18)	1,595,000	1,946,666
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	65,000	70,387
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	75,000	83,825
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	55,000	59,335
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	160,000	171,450

		$9,764,250
Minnesota - 0.1%
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/31	$120,000	$135,768
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/42	240,000	270,982

		$406,750
Mississippi - 1.5%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	$2,000,000	$2,494,360
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	195,000	218,815
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 11/01/37 (d)(q)	1,080,000	747,868
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	275,000	312,045
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/23	710,000	807,959

		$4,581,047
Missouri - 0.3%
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/35	$665,000	$704,654
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	170,000	178,522

		$883,176
National - 0.8%
Charter Mac Equity Issuer Trust, FHLMC, 6%, 10/31/52 (n)	$2,000,000	$2,264,960

Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$635,000	$707,955
Nebraska Public Power District Rev., “C”, NATL, 5%, 1/01/18 (Prerefunded 1/01/16)	165,000	168,312

		$876,267
Nevada - 0.2%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/35	$265,000	$260,333
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/45	205,000	201,882

		$462,215
New Hampshire - 0.5%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$1,110,000	$1,239,692
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	130,000	130,441

		$1,370,133

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - 7.0%
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	$430,000	$431,557
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	1,840,000	2,197,365
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	80,000	82,378
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	155,000	160,809
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/30	140,000	150,095
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/35	180,000	190,094
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/48	60,000	62,467
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36	715,000	725,446
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	420,000	449,870
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	70,000	80,210
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	70,000	77,139
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	210,000	231,099
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	1,205,000	1,260,828
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	910,000	990,945
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	910,000	988,033
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	250,000	278,463
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	1,065,000	1,314,327
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	590,000	644,504
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	5,355,000	5,357,196
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	3,025,000	2,247,363
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	2,190,000	1,642,434
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	5,855,000	1,468,024
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	75,000	17,847

		$21,048,493
New Mexico - 0.8%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$1,840,000	$2,028,674
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	55,000	55,115
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/26	440,000	421,846

		$2,505,635
New York - 9.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$230,000	$263,322
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	365,000	348,371
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	375,000	377,355
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	430,000	455,310
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	1,060,000	1,097,482
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	710,000	744,314
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	620,000	705,982
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/34	1,670,000	1,906,723
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/41	1,345,000	1,500,065
New York Environmental Facilities, “C”, 5%, 5/15/41	1,860,000	2,050,018
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	1,140,000	1,146,737
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	845,000	887,470
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	530,000	627,218
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	1,065,000	1,200,819
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/31	1,440,000	1,654,978
New York, NY, City Housing Development Corp. (8 Spruce Street), “F”, 4.5%, 2/15/48	514,262	533,789
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 8/01/25	2,485,000	2,653,806
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 8/01/31	1,025,000	1,092,199
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 9/01/35	310,000	311,234
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 7/01/17	270,000	270,116

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	$1,825,000	$1,866,282
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	65,000	69,421
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	70,000	73,695
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/42	495,000	506,301
Port Authority of NY & NJ (170th Series), 5%, 12/01/16	265,000	280,354
Port Authority of NY & NJ (170th Series), 5%, 12/01/18	150,000	168,044
Port Authority of NY & NJ (170th Series), 5%, 12/01/19	260,000	297,406
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	485,000	564,506
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	550,000	640,162
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	775,000	801,017
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 1/01/39	455,000	458,858
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/26	595,000	604,710
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	1,330,000	1,330,146

		$27,488,210
North Carolina - 0.2%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	$130,000	$140,314
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	165,000	172,013
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	100,000	103,260
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	65,000	65,096
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	195,000	219,020

		$699,703
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), B”, 4%, 1/01/36	$225,000	$245,318

Ohio - 7.0%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/42	$560,000	$616,319
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/31	350,000	373,485
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	1,935,000	1,594,595
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	1,580,000	1,271,189
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	5,245,000	4,193,325
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	4,400,000	3,798,564
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	260,000	295,833
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project) 7%, 5/15/40	235,000	268,626
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 5/15/25	120,000	121,046
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 5/15/35	700,000	728,882
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 5/15/24	1,130,000	1,130,113
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	1,500,000	1,688,445
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	450,000	472,158
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	220,000	228,100
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	450,000	466,124
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/27	1,125,000	1,204,785
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	90,000	96,437
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/32	595,000	636,186
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	210,000	212,644
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	235,000	236,203
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	290,000	302,888
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	85,000	95,612

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	$105,000	$105,055
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 11/15/25	815,000	817,698

		$20,954,312
Oklahoma - 1.6%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/26 (n)	$520,000	$613,636
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	300,000	311,037
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	175,000	180,513
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/36	1,395,000	1,435,148
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	595,000	612,130
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/42	200,000	200,456
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	105,000	110,981
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	345,000	367,753
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	920,000	980,674

		$4,812,328
Oregon - 0.2%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	$150,000	$159,219
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	30,000	33,557
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	170,000	186,918
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	190,000	202,403

		$582,097
Pennsylvania - 6.5%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	$160,000	$167,445
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	685,000	709,139
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	170,000	172,621
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	225,000	227,194
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	150,000	153,660
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/37	265,000	282,551
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	65,000	68,733
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	250,000	273,243
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	740,000	763,325
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29 (Prerefunded 1/01/19)	1,225,000	1,429,502
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29	135,000	154,020
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	650,000	705,738
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	65,000	67,946
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	40,000	41,603
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	45,000	48,347
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	60,000	63,310
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	2,195,000	2,434,453
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	1,850,000	655,511
Luzerne County, PA, AGM, 6.75%, 11/01/23	820,000	971,110
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	1,230,000	1,269,864
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/28	565,000	601,075
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/36	1,185,000	1,263,151
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	1,110,000	1,112,997
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	85,000	97,191
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	200,000	217,544

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	$1,475,000	$1,580,094
Pennsylvania Economic Development Financing Authority, Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	100,000	100,636
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	645,000	714,757
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	155,000	166,405
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	295,000	327,577
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	445,000	466,467
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	755,000	795,453
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/33	155,000	173,470
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/43	270,000	309,868
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	100,000	111,094
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	290,000	325,737
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	260,000	296,629
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	60,000	63,608
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	100,000	104,204

		$19,487,272
Puerto Rico - 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/47	$115,000	$105,323
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	15,000	14,992
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	85,000	84,657
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/21	60,000	59,761
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	55,000	55,172
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/27	460,000	461,017
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	30,000	29,713
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	25,000	24,686
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	10,000	9,515
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/22	280,000	266,717
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	10,000	9,471
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	25,000	24,168
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	125,000	120,095
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	45,000	44,512
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	820,000	771,874
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	90,000	87,989
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	60,000	57,923
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	30,000	27,099
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	100,000	93,298
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	120,000	109,326
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	225,000	194,830
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/31	130,000	114,980
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	140,000	118,411
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/36	130,000	105,877
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	110,000	92,249

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	$70,000	$51,813
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	35,000	25,904
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/23	300,000	286,350
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/27	230,000	213,652
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/18	65,000	64,060
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/27	190,000	190,120
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/28	65,000	65,044
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	1,210,000	727,186

		$4,707,784
South Carolina - 1.4%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	$95,000	$95,243
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/48	445,000	446,838
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	905,000	962,033
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	372,169	369,244
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	204,938	197,019
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	157,358	15,396
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	143,608	14,051
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	105,000	107,151
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	525,000	579,910
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	1,300,000	1,435,967

		$4,222,852
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$420,000	$460,694

Tennessee - 6.9%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$1,710,000	$1,857,385
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	520,000	519,901
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/38	365,000	410,789
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	380,000	390,845
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health), 5%, 11/15/40 (u)	12,500,000	13,637,750
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	1,115,000	1,154,482
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	510,000	585,526
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	80,000	92,522
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	560,000	646,514
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	905,000	1,037,773
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/25	450,000	507,258

		$20,840,745
Texas - 10.8%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$215,000	$224,955
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	170,000	176,671
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	330,000	338,273
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/34	290,000	293,289
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (a)(d)	3,400,000	34
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	2,000,000	2,233,720
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	75,000	79,764
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/27	2,150,000	2,174,145
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	170,000	201,516
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	130,000	145,046
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	915,000	963,806

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	$275,000	$325,556
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	570,000	652,023
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	350,000	401,573
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	720,000	790,042
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	1,515,000	1,651,259
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	245,000	255,817
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.031%, 10/01/29 (Put Date 3/01/17)	800,000	811,800
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	440,000	454,062
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	405,000	421,289
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	224,775	2
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/38	1,205,000	376,068
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	510,000	560,108
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	610,000	732,921
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	205,000	228,163
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	30,000	33,165
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	75,000	82,787
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	125,000	36,219
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	315,000	70,072
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	265,000	302,166
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/38	470,000	542,733
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	1,455,000	1,519,849
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	325,000	342,560
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	700,000	754,320
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	250,000	273,335
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	90,000	90,517
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	365,000	435,430
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	110,000	118,236
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	525,000	596,017
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	50,000	52,863
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	45,000	46,849
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	120,000	122,951
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	275,000	291,467
North Texas Tollway Authority Rev., 6%, 1/01/38	1,505,000	1,753,671
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	1,110,000	1,272,049
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	1,920,000	1,926,394
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	195,000	225,974
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	360,000	419,396
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	265,000	312,862
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	45,000	45,070
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/27	955,000	523,646
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/29	965,000	474,819
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	115,000	124,772
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	100,000	100,339
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	780,000	846,846
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/20	270,000	270,057

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	$1,500,000	$1,494,765
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	110,000	114,928
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	60,000	62,645
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 9/01/39	340,000	348,755
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	240,000	258,516
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	280,000	347,620
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	225,000	272,734
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	245,000	283,872
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	370,000	425,293
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 11/15/25	460,000	462,125

		$32,570,586
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$395,000	$444,592

Utah - 1.4%
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, FRN, AMBAC, 13.102%, 5/15/20 (p)	$600,000	$606,636
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/35	765,000	872,528
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 7/15/35 (Prerefunded 7/15/18)	825,000	985,331
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/37	495,000	496,480
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/38	1,255,000	1,283,049

		$4,244,024
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	$15,000	$17,060
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	235,000	236,650
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	30,000	33,227
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	335,000	339,663

		$626,600
Virginia - 2.2%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$790,000	$819,238
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)	196,784	8,855
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/46	130,000	123,196
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	315,000	316,080
Richmond, VA, Public Improvement, “A”, 5%, 3/01/23	2,630,000	3,170,360
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	765,000	873,737
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	1,225,000	1,325,034
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 3/01/19 (a)(d)	1,798,697	18
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	673,309	7

		$6,636,525
Washington - 2.9%
King County, WA, Sewer Rev., 5%, 1/01/40	$2,750,000	$3,056,928
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/36	1,500,000	1,702,815
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor and Conifer South Projects), GNMA, 5%, 5/20/25	55,000	55,095
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor and Conifer South Projects), GNMA, 5.05%, 11/20/37	55,000	55,095
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	1,400,000	1,514,478

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Washington - continued
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	$540,000	$587,326
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/45	180,000	182,682
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/50	165,000	165,102
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-1”, 5.5%, 1/01/24	140,000	140,181
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/22	240,000	240,252
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/21	240,000	243,382
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	775,000	775,349

		$8,718,685
West Virginia - 0.5%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	$75,000	$84,222
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	150,000	167,645
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	235,000	240,797
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	905,000	942,883

		$1,435,547
Wisconsin - 2.5%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	$320,000	$361,363
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	95,000	106,391
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	1,135,000	1,161,616
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 4%, 9/01/20	105,000	108,527
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/25	65,000	68,689
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/30	105,000	106,296
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	150,000	148,374
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/35	355,000	352,490
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	260,000	265,814
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	240,000	250,442
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	225,000	237,483
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	265,000	284,483
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	160,000	160,680
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/47	345,000	352,242
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	265,000	284,425
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	560,000	607,544
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	2,560,000	2,647,552

		$7,504,411
Total Municipal Bonds		$411,293,737

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	5,248,025	$5,248,025
Total Investments		$416,541,762

Other Assets, Less Liabilities - (0.7)%		(2,128,275)

ARPS, at liquidation value (issued by the fund) - (2.4)%		(7,275,000)

VMTPS, at liquidation value (issued by the fund) - (35.4)%		(106,475,000)
Net assets applicable to common shares - 100.0%		$300,663,487

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,569,532 representing 1.5% of net assets applicable to common shares.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.

Portfolio of Investments (unaudited) – continued

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Futures Contracts at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivative
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	53	$8,264,688	September - 2015	$(99,547)

At July 31, 2015, the fund had cash collateral of $180,200 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$411,493,737	$—	$411,493,737
Mutual Funds	5,248,025	—	—	5,248,025
Total Investments	$5,248,025	$411,493,737	$—	$416,741,762

Other Financial Instruments
Futures Contracts	$(99,547)	$—	$—	$(99,547)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$386,848,516
Gross unrealized appreciation	30,336,501
Gross unrealized depreciation	(6,904,630)
Net unrealized appreciation (depreciation)	$23,431,871

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,518,260	57,948,700	(55,218,935)	5,248,025

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,707	$5,248,025

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2015

*	Print name and title of each signing officer under his or her signature.